ACCRUED WARRANTY COSTS	12 Months Ended
Dec. 31, 2014
ACCRUED WARRANTY COSTS
ACCRUED WARRANTY COSTS

13. ACCRUED WARRANTY COSTS

           The Company's warranty activity is summarized below:

	Years Ended December 31,
	2012	2013	2014
	$	$	$
Beginning balance	47,021,352	58,334,424	40,604,652
Warranty provision	12,516,349	(16,464,540)	18,569,972
Warranty costs incurred	(1,185,260)	(950,626)	(2,995,595)
Exchange effect	(18,017)	(314,606)	(1,534,768)

Ending balance	58,334,424	40,604,652	54,644,261